Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001597389
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	uscf
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2019
Prospectus Date	rr_ProspectusDate	Aug. 15, 2019
USCF SummerHaven SHPEI Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USCF SUMMERHAVEN SHPEI INDEX FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Funds
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND (BUY)

USCF SUMMERHAVEN SHPEN INDEX FUND (BUYN)

Supplement dated August 15, 2019 to the Prospectus of USCF SummerHaven SHPEI Index Fund and USCF SummerHaven SHPEN Index Fund dated October 30, 2018

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

Implementation of Fee Waivers

Effective August 15, 2019, USCF Advisers LLC (the “Adviser”), the investment adviser of the USCF SummerHaven SHPEI Index Fund and the USCF SummerHaven SHPEN Index Fund (the “Funds”), has contractually agreed to waive a portion of its management fees. The agreement will remain in effect through October 31, 2020.

The remainder of this supplement describes revisions to the Funds’ prospectuses and includes additional information about the waiver agreement.

Fees and Expenses of the Funds

Effective August, 15, 2019, under both “Fund Summary – USCF SummerHaven SHPEI Index Fund” and “Fund Summary – USCF SummerHaven SHPEN Index Fund,” the “Annual Fund Operating Expenses” and “Example” tables are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.95%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers(2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers	0.80%

(1)	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
(2)	The Adviser has contractually agreed through October 31, 2020 to waive 0.15% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Example

1 Year	3 Years	5 Years	10 Years
$ 82	$ 288	$ 511	$ 1,153

Please retain this supplement for future reference.

USCF SummerHaven SHPEI Index Fund | USCF SummerHaven SHPEI Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,153
USCF SummerHaven SHPEN Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USCF SUMMERHAVEN SHPEN INDEX FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Funds
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND (BUY)

USCF SUMMERHAVEN SHPEN INDEX FUND (BUYN)

Supplement dated August 15, 2019 to the Prospectus of USCF SummerHaven SHPEI Index Fund and USCF SummerHaven SHPEN Index Fund dated October 30, 2018

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

Implementation of Fee Waivers

Effective August 15, 2019, USCF Advisers LLC (the “Adviser”), the investment adviser of the USCF SummerHaven SHPEI Index Fund and the USCF SummerHaven SHPEN Index Fund (the “Funds”), has contractually agreed to waive a portion of its management fees. The agreement will remain in effect through October 31, 2020.

The remainder of this supplement describes revisions to the Funds’ prospectuses and includes additional information about the waiver agreement.

Fees and Expenses of the Funds

Effective August, 15, 2019, under both “Fund Summary – USCF SummerHaven SHPEI Index Fund” and “Fund Summary – USCF SummerHaven SHPEN Index Fund,” the “Annual Fund Operating Expenses” and “Example” tables are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.95%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers(2)	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers	0.80%

(1)	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
(2)	The Adviser has contractually agreed through October 31, 2020 to waive 0.15% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.

Example

1 Year	3 Years	5 Years	10 Years
$ 82	$ 288	$ 511	$ 1,153

Please retain this supplement for future reference.

USCF SummerHaven SHPEN Index Fund | USCF SummerHaven SHPEN Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUYN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,153

[1]	The Fund pays USCF Advisers LLC (the "Adviser") an annual unitary management fee based upon the Fund's average daily net assets at the rate set forth above. The Adviser is responsible for all expenses of the Fund except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	The Adviser has contractually agreed through October 31, 2020 to waive 0.15% of its management fees. The agreement may be amended or terminated prior to October 31, 2020 only by agreement of the Board of Trustees of USCF ETF Trust and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2020, the Adviser, in its sole discretion, may choose to renew or amend the agreement. Amounts waived are not subject to recoupment by the Adviser.